Receivables (Details) - Schedule of receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of receivables [Abstract]
Unsecured personal loan receivables	$ 1	$ 66
Secured personal loan receivables	77,491	43,804
Loan receivables	77,492	43,870
Instacash receivables	62,783	18,888
Finance receivables	140,275	62,758
Fees receivable	8,366	2,913
Membership receivables	3,099	1,885
Deferred loan origination costs	929	615
Accrued interest receivable	1,072	623
Receivables, before allowance for loan losses	$ 153,741	$ 68,794